Expense Example, No Redemption {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-12 - Fidelity Advisor® Value Strategies Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Value Strategies Fund-Class A
Expense Example, No Redemption:
1 Year	$ 684
3 Years	913
5 Years	1,161
10 Years	1,871
Fidelity Advisor Value Strategies Fund-Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Value Strategies Fund-Class C
Expense Example, No Redemption:
1 Year	195
3 Years	603
5 Years	1,037
10 Years	2,038
Fidelity Advisor Value Strategies Fund - Class I
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	$ 1,084